Financial Statements of the Discovery
Accounts

Statements of Net Assets
December 31, 1997



Subaccounts
                           Prudential      Prudential
Prudential    Prudential       Prudential       Prudential
Prudential
                             Series          Series
Series        Series           Series           Series
Series
                              Fund            Fund
Fund          Fund             Fund             Fund
Fund
                             Money        Diversified
Government   Conservative       Flexible        High Yield
Stock
                             Market           Bond
Income      Balanced          Managed           Bond
Index
Investment in Shares at
Net Asset Value [Note 2]     $8,033          $5,475
$620          $5,673          $43,165          $20,277
$19,464

Net Receivable (Payable)
for Pending Capital
Transactions                    192              (3)
--             (11)            (108)             (13)
50

Net Assets                   $8,225          $5,472
$620          $5,662          $43,057          $20,264
$19,514

Net Assets Representing:
Equity of Participants       $8,218          $5,459
$620          $5,648          $42,825          $20,251
$19,450
Equity of The Prudential
Insurance Company of
America                           7              13
--              14              232               13
64
                             $8,225          $5,472
$620          $5,662          $43,057          $20,264
$19,514





Subaccounts
                          Prudential
                            Series        Prudential
Prudential      Prudential        AIM V.I.
                             Fund          Series
Series          Series           Growth
                            Equity          Fund
Fund             Fund              and           AIM V.I.
Janus Aspen
                            Income         Equity
Jennison         Global           Income           Value
Growth
Investment in Shares at
NetAsset Value [Note 2]      $12,314         $29,376
$30,801         $14,111          $11,032          $17,277
$4,618

Receivable from The
Prudential Insurance
Company of America               --              33
--              --               --               --
--

Net Receivable (Payable)
for Pending Capital
Transactions                    (14)             18
4              --               (5)              --        -
-

Net Assets                  $12,300         $29,427
$30,805         $14,111          $11,027          $17,277
$4,618

Net Assets Representing:
Equity of Participants      $12,268        $ 29,427
$30,707         $14,101          $10,978          $17,191
$4,584
Equity of The Prudential
Insurance Company of
America                          32              --
98              10          49               86        34
                            $12,300         $29,427
$30,805         $14,111          $11,027          $17,277
$4,618

                                         See Notes to
Financial Statements

                                 Financial Statements of the
Discovery Accounts

Statements of Net Assets
December 31, 1997

Subaccounts


OCC           OCC         T. Rowe     T. Rowe       Warburg
                       Janus Aspen     MFS
Accumulation  Accumulation     Price       Price
Pincus
                      International  Emerging      MFS
Trust         Trust         Equity    International Post-
Venture
                         Growth       Growth     Research
Managed      Small Cap       Income       Stock
Capital
Investment in Shares
at Net Asset Value
[Note 2]                $8,905        $4,698      $7,550
$21,682     $28,372         $18,017      $1,912         $49

Receivable from The
Prudential Insurance
Company of America          --            --          --
--          --              --          19          --

Net Receivable
(Payable)
for Pending Capital
Transactions                --            --           8
(10)         --              18          --          --

Net Assets              $8,905        $4,698      $7,558
$21,672     $28,372         $18,035      $1,931         $49

Net Assets Representing:
Equity of Participants  $8,890        $4,683      $7,538
$21,640     $28,372         $17,951      $1,931         $49
Equity of The
PrudentialInsurance
Company of America          15            15          20
32          --              84          --          --
                        $8,905        $4,698      $7,558
$21,672     $28,372         $18,035      $1,931         $49

                              Financial Statements of
Discovery Accounts

Statements of Operations
for the period July 31, 1997*
through December 31,1997



Subaccounts
                          Prudential    Prudential
Prudential    Prudential    Prudential    Prudential
Prudential
                            Series        Series
Series        Series        Series        Series
Series
                             Fund          Fund
Fund          Fund          Fund          Fund          Fund
                            Money       Diversified
Government  Conservative    Flexible     High Yield
Stock
                            Market         Bond
Income       Balanced      Managed         Bond
Index
Investment Income
Ordinary Dividend
Distributions                 $63          $19
$10          $68           $286           $85           $27

Expense [Note 3]
Fees Charged to
Participants for
Administrative Purposes
and Mortality
and Expense Risk               12            3
1           11             50             9            12

Net Investment Income          51           16
9           57            236            76            15

Net Realized and Unrealized
Gains/(Losses) on Investments

Capital Gains Distributions
Received                       --            7             -
-          593          5,693            --           224

Net Realized Gain/(loss)
on Investments                 --           (1)            -
-           --             --            --            --

Net Increase/(Decrease)
in Unrealized Appreciation
on Investments                 --          (11)
(2)        (720)        (6,341)          (36)          (79)

Net gain/(loss) on
Investments                    --           (5)
(2)        (127)          (648)          (36)          145

Net Increase (Decrease)
in Net Assets Resulting
From Operations         $98,06$51          $11
$7         ($70)         ($412)          $40          $160

*Commencement of Operations

                               See Notes to Financial
Statements

                        Fiancial Statements of the Discovery
Accounts

Statements of Operations
for the period July 31, 1997*
through December 31,1997
                                               Subaccounts
                        Prudential   Prudential
Prudential    Prudential
                          Series       Series        Series
Series      AIM V.I.
                           Fund         Fund          Fund
Fund        Growth     AIM V.I.    Janus Aspen
                       Equity Income   Equity       Jennison
Global    and Income     Value         Growth

Investment Income
Ordinary Dividend
Distributions               $38          $112          $13
$100          $6         $153           $12

Expense [Note 3]
Fees Charged to
Participants for
Administrative
Purposes and
Mortality and
Expense Risk                  9            22           41
15          10           29             4

Net Investment Income        29            90          (28)
85          (4)         124             8

Net Realized and Unrealized
Gains/(Losses) on Investments

Capital Gains
Distributions Received      654           962        1,908
766         946            9            --

Net Realized Gain/(loss)
on Investments               (2)         (409)        (641)
(295)         --           --            --

Net Increase/(Decrease)
in Unrealized
Appreciation on
Investments                (574)         (672)      (1,674)
(697)        (62)      (1,017)          (34)

Net gain/(loss) on
Investments                  78          (119)        (407)
(226)        (53)        (548)          (34)

Net Increase (Decrease)
in Net Assets Resulting
From Operations            $107          ($29)       ($435)
($141)       ($57)       ($424)         ($26)


Subaccounts

OCC             OCC          T. Rowe       T. Rowe
Warburg
                        Janus Aspen
Accumulation    Accumulation      Price         Price
Pincus
                       International    MFS       MFS
Trust            Trust          Equity    International
Post-Venture
                          Growth      Emerging  Research
Managed        Small Cap       Income         Stock
Capital

[CAPTION]

[S]                     [C]           [C]       [C]
[C]            [C]             [C]        [C]            [C]
Investment Income
Ordinary Dividend
Distributions               $10          --         --
--              --            $112           $18           -
-
Expense [Note 3]
Fees Charged to
Participants
for Administrative
Purposes and
Mortality Expense Risk       10           5         13
11              17              30             1           -
-

Net Investment Income        --          (5)       (13)
(11)            (17)             82            17
--

Net Realized and
UnrealizedGains/
(Losses) on
Investments

Capital Gains
Distributions Received       --          --         --
--              --             478            25           -
-

Net Realized Gain/(loss)
on Investments               --          (2)        --
--            (106)             --            (5)          -
-

Net Increase/(Decrease)
in Unrealized Appreciation
on Investments               99         (14)      (129)
(46)            491              12           (34)
2

Net gain/(loss) on
Investments                  99         (16)      (129)
(46)            385             490           (14)
2

Net Increase in Net
Assets Resulting
From Operations             $99        ($21)     ($142)
($57)           $368            $572            $3
$2

*Commencement of Operations

 See Notes to Financial Statements
                                            3

Financial Statements of the Discovery Accounts

Statements of Changes in Net Assets
for the period July 31, 1997*
through December 31,1997

Subaccounts
                          Prudential    Prudential
Prudential    Prudential    Prudential    Prudential
Prudential
                            Series        Series
Series        Series        Series        Series
Series
                             Fund          Fund
Fund          Fund          Fund          Fund          Fund
                            Money       Diversified
Government  Conservative    Flexible     High Yield
Stock
                            Market         Bond
Income       Balanced      Managed         Bond
Index
Net Increase in Net Assets
Resulting From Operations    $51            $11
$7          ($70)        ($412)          $40           $160

Accumulation Unit
Transactions
Purchase Payments and
Transfers In [Note 7&8]    8,212          5,474
613         5,755        43,587        20,242         19,364

Withdrawals and
Transfers Out
[Note 7&8]                    --             --            -
-            --            --            --             --

Annual Account Charges
Deducted From
Participants'
Accumulation Accounts
[Note 4]                     (38)           (13)           -
-           (23)         (118)          (18)           (10)

Net Increase In Net
Assets Resulting From
Accumulation Unit
Transactions               8,174          5,461
613         5,732        43,469        20,224         19,354

Total Increase/
(Decrease) in Net
Assets                     8,225           5,472
620         5,662        43,057        20,264         19,514

Net Assets Beginning
of Period                     --             --            -
-            --            --            --             --

End of Period             $8,225         $5,472
$620        $5,662       $43,057       $20,264
$19,514

                                               Subaccounts
                        Prudential   Prudential
Prudential    Prudential
                          Series       Series        Series
Series      AIM V.I.
                           Fund         Fund          Fund
Fund        Growth     AIM V.I.    Janus Aspen
                       Equity Income   Equity       Jennison
Global    and Income     Value         Growth


Net Increase in Net
Assets
Resulting From
Operations               $107           ($29)        ($435)
($141)      ($57)       ($424)         ($26)
Accumulation Unit
Transactions
Purchase Payments
and Transfers In
[Note 7&8]             12,239         33,778        35,484
17,037     11,089       17,701         4,652

Withdrawals and
Transfers Out
[Note 7&8]                 --         (4,287)       (4,225)
(2,785)        --           --            --

Annual Account
Charges Deducted
From Participants'
Accumulation Accounts
[Note 4]                  (46)           (35)          (19)
--         (5)          --            (8)

Net Increase In Net
Assets Resulting From
Accumulation Unit
Transactions           12,193         29,456        31,240
14,252      11,084      17,701         4,644

Total Increase/
(Decrease) in
Net Assets             12,300         29,427        30,805
14,111     11,027       17,277         4,618

Net Assets Beginning
of Period                  --             --            --
--         --           --            --

End of Period         $12,300        $29,427       $30,805
$14,111    $11,027      $17,277        $4,618


*Commencement of Operations
                                   See Notes to Financial
Statements

                       Financial Statements of the Discovery
Accounts

Statements of Changes in Net Assets
for the period July 31, 1997*
through December 31,1997


Subaccounts

OCC           OCC         T. Rowe     T. Rowe       Warburg
                       Janus Aspen     MFS
Accumulation  Accumulation     Price       Price
Pincus
                      International  Emerging      MFS
Trust         Trust         Equity    International Post-
Venture
                         Growth       Growth     Research
Managed      Small Cap       Income       Stock
Capital
Net Increase in
Net Assets Resulting
From Operation            $99         ($21)        ($142)
($57)        $368           $572          $3            $2

Accumulation Unit
Transactions
Purchase Payments
and Transfers In
[Note 7+8]              8,806        4,719         7,711
21,752       30,800         17,463       1,928            47

Withdrawals and
Transfers Out
[Note 7+8]                 --           --            --
--       (2,796)            --          --            --

Annual Account
Charges Deducted
From Participants'
Accumulation
Accounts [Note 4]          --           --           (11)
(23)          --             --          --            --

Net Increase In
Net Assets
Resulting From
Accumulation Unit
Transactions            8,806        4,719         7,700
21,729       28,004         17,463       1,928            47

Total Increase/
(Decrease) in
Net Assets              8,905        4,698         7,558
21,672       28,372         18,035       1,931            49

Net Assets
Beginning of
Period                     --           --            --
--           --             --          --            --

End of Period          $8,905       $4,698        $7,558
$21,672      $28,372        $18,035      $1,931
$49

*Commencement of Operations
                                  See Notes to Financial
Statements

                 Notes to Financial Statements of the
Discovery Account

NOTE 1: General
        The Prudential Discovery Select Group Variable
Contract Account (the
        "Discovery Account") was established on February 11,
1997 by The
        Prudential Insurance Company of America (Prudential or Company) and
        commenced operations on July 31, 1997 under the laws of the State of
        New Jersey and meets the definition of a "separate account" under federal securities laws. The Discovery Account is registered with the
        Securities and Exchange Commission ("SEC") under the
Investment Company
        Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company.

        The Discovery Account is used in connection with retirement arrangements that qualify for federal tax benefits under Sections 401,
        403(b), 408 or 457 of the Internal Revenue Code of
1986 (the "Code")
        and with nonquailified annuity arrangements. The
Contracts are group
        annuity contracts and generally are issued to employers
        (Contractholders) who make contributions under them on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

        The Discovery Account is comprised of 22
Subaccounts.  The assets of
        each Subaccount are invested in a corresponding Fund listed as follows:

THE PRUDENTIAL SERIES FUND, INC.       MFS VARIABLE
INSURANCE TRUST
Money Market Portfolio                 Emerging Growth
Series
Diversified Bond Portfolio             Research Series
Government Income Portfolio            OCC ACCUMULATION
TRUST
Conservative Balanced Portfolio        Managed Portfolio
Flexible Managed Portfolio             Small Cap Portfolio
High Yield Bond Portfolio              T. ROWE PRICE
Stock Index Portfolio                  T. Rowe Price Equity
Series, Inc.,
Equity Income Portfolio                Equity Income
Portfolio
Equity Portfolio                       T. Rowe Price
International Series, Inc.
Prudential Jennison Portfolio          International Stock
Portfolio
Global Portfolio                       WARBURG PINCUS TRUST
AIM VARIABLE INSURANCE                 Post-Venture Capital
Portfolio
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
JANUS ASPEN SERIES
Growth Portfolio
International Growth Portfolio

        All contractual and other obligations arising under contracts participating in the Discovery Account are general corporate obligations of Prudential, although Participants' payments from the
        Account will depend upon the investment experience of the Account.

        Significant Accounting Policies
        Investments--The investments in shares of the Funds are stated at the net asset value of the respective portfolio.
        Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis.
Purchase and sale
        transactions are recorded as of the trade date of the security being purchased or sold.
        Distributions Received--Dividend and capital gain distributions received are invested in additional shares of the Funds and are recorded on ex-dividend date.

NOTE 2: Investment Information
        The number of shares of each portfolio of the Fund, the Net Asset
        Value (NAV) per share for each portfolio held by the Subaccounts of the Discovery Account, and the aggregate cost of investments in such shares as of December 31, 1997 were as follows:

                  Notes to Financial Statements of the
Discovery Account

                     C>
                      Prudential    Prudential   Prudential
Prudential     Prudential
                        Series        Series       Series
Series         Series
                         Fund          Fund         Fund
Fund           Fund
                        Money       Diversified   Government
Conservative     Flexible
                        Market         Bond         Income
Balanced       Managed
Number of Shares         803           497            54
379          2,498
NAV per Share            $10        $11.02        $11.52
$14.97         $17.28
Cost at 12-31-97      $8,033        $5,486          $622
$6,393        $49,506

                     Prudential      Prudential   Prudential
                       Series         Series        Series
Prudential    Prudential
                        Fund           Fund          Fund
Series        Series
                     High Yield       Stock         Equity
Fund          Fund
                        Bond          Index         Income
Equity       Jennison
Number of Shares       2,490           644           550
946          1,737
NAV per Share          $8.14        $30.22        $22.39
$31.07         $17.73
Cost at 12-31-97     $20,313       $19,543       $12,888
$30,048        $32,475


                     Prudential
                       Series        AIM V.I.
Janus Aspen       MFS
                        Fund        Growth and    AIM V.I.
Janus Aspen        International    Emerging
                       Global         Income       Value
Growth             Growth         Growth
Number of Shares         787           585           829
250               482             291
NAV per Share         $17.92        $18.87        $20.83
$18.48            $18.48          $16.13
Cost at 12-31-97     $14,808       $11,094       $18,294
$4,652            $8,806          $4,712

                                       OCC         OCC
T. Rowe           T. Rowe
                                   Accumulation Accumulation
Price             Price          Warburg Pincus
                         MFS          Trust        Trust
Equity         International       Post-Venture
                       Research      Managed     Small Cap
Income             Stock             Capital
Number of Shares         478           512         1,076
969               150               4
NAV per Share         $15.80        $42.38        $26.37
$18.59            $12.74          $11.06
Cost at 12-31-97      $7,679       $21,728       $27,881
$18,005            $1,946             $47

NOTE 3: Expenses
        A daily charge at an effective annual rate of 0.85% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for administrative expenses not provided by the annual account charge. A daily charge at an effective annual rate of
        0.15% of the average participant account value of each Subaccount of the Discovery Account is paid to Prudential for assuming mortality and expense risks under the Contracts.

NOTE 4: Annual Account Charge
        An additional administrative charge of up to $15, the annual account charge, is paid to Prudential on or about the last day of each calendar year and at the time of a full withdrawal.
The annual account
        charge will be prorated for new Participants on a monthly basis for their first year of participation. The charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, or if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or of more the Subaccounts in which the Participant is invested.

NOTE 5: Withdrawal Charge
        A withdrawal charge is imposed upon the withdrawal of certain purchase payments to compensate Prudential for sales and other marketing expenses. The maximum withdrawal charge is 5% on contributions withdrawn during the first year of participation.
The withdrawal
        charge declines by 1% in each subsequent year until it is 0% after the fifth year. No withdrawal charge is imposed upon contributions withdrawn for any reason after five years of participation in a
        Program. In addition, no withdrawal charge is imposed upon contributions withdrawn to purchase an annuity under a Contract, to provide a death benefit, pursuant to a systematic withdrawal plan, to provide a minimum distribution payment, or in cases of financial hardship or disability retirement as determined pursuant to provisions of the employer's retirement arrangement. Further, for all plans other than IRAs, no withdrawal charge is imposed upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contract-holder.

NOTE 6: Taxes
        The Discovery Account is not considered a separate taxpayer for purposes of the Internal Revenue Code. As distinguished from most other registered investment companies -- which are separate taxpayers -- the earnings of the Subaccounts invested in the Funds are taxed as part of the income of Prudential. As a result, the unit value of the
        Subaccounts has not been reduced by federal income taxes.

NOTE 7: Unit Transactions
        The number of units issued and redeemed during the year ended December
        31, 1997 was as follows:

        1997

                     Prudential    Prudential
Prudential   Prudential      Prudential       Prudential
Prudential
                       Series        Series          Series
Series          Series           Series            Series
                        Fund          Fund            Fund
Fund            Fund             Fund              Fund
                        Money      Diversified
Government   Conservative     Flexible        High Yield
Stock
                       Market         Bond           Income
Balanced       Managed            Bond              Index
Units issued             819           543             60
565          4,297             1,954             1,891
Units redeemed             4             1             --
2             11                 2                 1


                     Prudential    Prudential    Prudential
Prudential
                       Series        Series        Series
Series        AIM V.I.
                        Fund          Fund          Fund
Fund        Growth and         AIM V.I.          Janus Aspen
                   Equity Income     Equity       Jennison
Global         Income             Value             Growth
Units issued           1,175         3,332          3,548
1,890          1,123             1,738               462
Units redeemed             4           425            437
314              1                --                --

                                                         OCC
OCC                             T. Rowe
                 Janus Aspen     NFS
Accumulation   Accumulation      T. Rowe           Price
Warburg Pincus
                International  Emerging       MFS
Trust        Trust           Price         International
Post-Venture
                   Growth       Growth      Research
Managed      Small Cap     Equity Income        Stock
Capital
Units issued         942         470          780
2,137         3058           1,704               216
5
Units redeemed        --          --            1
2          277              --                --         --

NOTE 8: Participant Loans
        The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of (a) $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan or (b) 50% of the value of the Participant's vested interest under a Contract. In the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Those payments are invested in the Subaccounts chosen by the Participant. The
        Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. If the Participant does not specify the Subaccounts from which the loan amount is deducted, the loan amount will be deducted from the participant account value in subaccounts.

        The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the
        Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount
        (as described in loan disclosure information provided to a borrowing
        Participant) will be treated as a taxable distribution and Prudential will send the appropriate tax information to the Participant and the
        Internal Revenue Service.

        Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential also charges up to $25 per year as a loan maintenance fee for record keepping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan and is not greater than the average expected cost of the services required to maintain the loan.
        The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly. The loan maintenance charge will first be made against the Participant Account Value under the guaranteed interest account (if available). If the Participant is not invested in the guaranteed interest account, of if the Participant does not have enough money in such an option to pay the charge, the charge will then be made against any one or more of the Subaccounts in which the Participant is invested. For the period ended December 31, 1997 the amount of participant loans that was withdrawn from the Subaccounts is follows:

        1997



                     Prudential    Prudential
Prudential   Prudential      Prudential       Prudential
Prudential
                       Series        Series          Series
Series          Series           Series            Series
                        Fund          Fund            Fund
Fund            Fund             Fund              Fund
                        Money      Diversified
Government   Conservative     Flexible        High Yield
Stock
                       Market         Bond           Income
Balanced       Managed            Bond              Index
Loans                    --            --              --
--             --               --                 --
Repayments               --            --              --
--             --               --                 --


                     Prudential    Prudential    Prudential
Prudential
                       Series        Series        Series
Series        AIM V.I.
                        Fund          Fund          Fund
Fund        Growth and         AIM V.I.          Janus Aspen
                   Equity Income     Equity       Jennison
Global         Income             Value             Growth

Loans                    --           4,171         4,225
2,785           --                --                 --
Repayments               --              --            --
--           --                --                 --


                                                         OCC
OCC                             T. Rowe
                 Janus Aspen     NFS
Accumulation   Accumulation      T. Rowe           Price
Warburg Pincus
                International  Emerging       MFS
Trust        Trust           Price         International
Post-Venture
                   Growth       Growth      Research
Managed      Small Cap     Equity Income        Stock
Capital
Loans                --           --           --          -
-          2,796             --               --
--
Repayments           --           --           --          -
-             --             --               --
--

                                                9

Notes to Financial Statements of Discovery Account

Note 10: Condensed Financial Information
         Accumulation Unit Values for Discovery Account

Prudential Series Fund                         Prudential
Series Fund
Money Market                    07/31/97*      Stock Index
07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of period (rounded)   $10.00         Beginning of
period (rounded)       $10.00
End of period (rounded)  $10.08                 End of
period (rounded)             $10.29

Accumulation Units
Outstanding at end of period    815            Outstanding
at end of period        1,890

Prudential Series Fund          07/31/97       Prudential
Series Fund
Diversified Bond                   to          Equity Income
07/31/97
                                12/31/97
to

12/31/97
Beginning of period (rounded)   $10.00         Beginning of
period (rounded)       $10.00
End of period (rounded)         $10.07         End of period
(rounded)             $10.48
Accumulation Units
Outstanding at end of period    542            Outstanding
at end of period        1,171

Prudential Series Fund                         Prudential
Series Fund
Government Income               07/31/97       Equity
07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of year (rounded)     $10.00         Beginning of
year (rounded)         $10.00
End of period (rounded)         $10.27         End of period
(rounded)             $10.12
Accumulation Units                             Accumulation
Units
Outstanding at end of period    60             Outstanding
at end of period        2,907

Prudential Series Fund                         Prudential
Series Fund
Conservative Balanced           07/31/97       Jennison
07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of year (rounded)     $10.00         Beginning of
year (rounded)         $10.00
End of year (rounded)           $10.03         End of period
(rounded)             $9.87
Accumulation Units                             Accumulation
Units
Outstanding at end of year      563            Outstanding
at end of period        3,111

Prudential Series Fund                         Prudential
Series Fund
Flexible Managed                07/31/97       Global
07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of period (rounded)   $10.00         Beginning of
period (rounded)       $10.00
End of period (rounded)         $9.99          End of period
(rounded)             $8.95
Accumulation Units                             Accumulation
Units
Outstanding at end of period    4,286          Outstanding
at end of period        1,952

Prudential Series Fund                         AIM V.I.
High Yield Bond                 07/31/97       Growth and
Income                   07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of period (rounded)   $10.00         Beginning of
period (rounded)       $10.00
End of period (rounded)         $10.37         End of period
(rounded)             $9.79
Accumulation Units                             Accumulation
Units
Outstanding at end of period    1,952          Outstanding
at end of period        1,122

*Commencement of Operations
                                           10

Notes to Financial Statements of Discovery Account

Note 10 (cont'd): Condensed Financial Information
Accumulation Unit Values for the Discovery Account


AIM V.I.                                       OCC
Accumulation Trust
Value                           07/31/97       Managed
07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of period (rounded)   $10.00         Beginning of
period (rounded)       $10.00
End of period (rounded)$9.89                   End of period
(rounded)             $10.13
Accumulation Units
Outstanding at end of period    1,738          Outstanding
at end of year          2,135

Janus Aspen Growth                             OCC
Accumulation Trust
                                07/31/97       Small Cap
07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of period (rounded)   $10.00         Beginning of
period (rounded)       $10.00
End of period (rounded)         $9.92          End of year
(rounded)               $10.20
Accumulation Units                             Accumulation
Units
Outstanding at end of period    462            Outstanding
at end of year          2,781

Janus Aspen                                    T. Rowe Price
International Growth            07/31/97       Equity Income
07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of year (rounded)     $10.00         Beginning of
year (rounded)         $10.00
End of year (rounded)           $9.44          End of year
(rounded)               $10.54
Accumulation Units                             Accumulation
Units
Outstanding at end of year      942            Outstanding
at end of year          1,704

MFS                                            T. Rowe Price
Emerging Growth                 07/31/97       International
Stock                 07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of year (rounded)     $10.00         Beginning of
year (rounded)         $10.00
End of year (rounded)           $9.95          End of year
(rounded)               $8.92
Accumulation Units                             Accumulation
Units
Outstanding at end of year      470            Outstanding
at end of year          216

MFS                                            Warburg
Pincus
Research                        07/31/97       Post-Venture
Capital                07/31/97
                                   to
to
                                12/31/97
12/31/97
Beginning of year (rounded)     $10.00         Beginning of
year (rounded)         $10.00
End of year (rounded)           $9.67          End of year
(rounded)               $10.08
Accumulation Units
Outstanding at end of year      779            Outstanding
at end of year          5


*Commencement of Operations
                                           11



Report of Independent Accountants

To the Contract Holders of
The Prudential Discovery Select Group Variable Contract
Account
and the Board of Directors of
The Prudential Insurance Company of America

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Prudential
Series Fund Money
Market Subaccount, Prudential Series Fund Diversified Bond
Subaccount,
Prudential Series Fund Government Income Subaccount,
Prudential Series Fund
Conservative Balanced Subaccount, Prudential Series Fund
Flexible Managed
Subaccount, Prudential Series Fund High Yield Bond
Subaccount, Prudential
Series Fund Stock Index Subaccount, Prudential Series Fund
Equity Income
Subaccount, Prudential Series Fund Equity Subaccount,
Prudential Series Fund
Jennison Subaccount, Prudential Series Fund Global
Subaccount, AIM V.I. Growth
and Income Subaccount, AIM V.I. Value Subaccount, Janus
Aspen Growth
Subaccount, Janus Aspen International Growth Subaccount, MFS
Emerging Growth
Subaccount, MFS Research Subaccount, OCC Accumulation Trust
Managed Subaccount,
OCC Accumulation Trust Small Cap Subaccount, T. Rowe Price
Equity Income
Subaccount, T. Rowe Price International Stock Subaccount and
Warburg Pincus
Post-Venture Capital Subaccount (separately managed portfolios of The
Prudential Discovery Select Group Variable Contract Account;
the "Account") at
December 31, 1997, and the results of each of their operations and the changes in each of their net assets for the period July 31, 1997
(commencement of
operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the
Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1997 with the transfer agent, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 26, 1998


